Commitments and Contingent Liabilities (Details 1) - Operating Lease Agreement One [Member] - Vehicles [Member] $ in Thousands	Dec. 31, 2017 USD ($)
Summary of minimum future payments under operating lease
2018	$ 284
2019	197
2020	94
2021	1
Total minimum future payments	$ 576